Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K (“Item 402(v)”) and does not necessarily reflect the value actually realized by the NEOs or how the Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Nominating Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 19.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 29, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Year	Summary compensation table total for PEO(1)(4)	Compensation Actually Paid to PEO(1)(4)	Average summary compensation table total for non-PEO named executive officers(2)(4)	Average compensation actually paid to non-PEO named executive officers(2)(4)	Value of initial fixed $100 investment based on:		Net income (in millions)	ARR (in millions)
					Total shareholder return	Peer group total shareholder return(3)
2022	$4,319,536	$20,138,596	$2,710,211	$3,135,587	$54.34	$120.92	$(141.3)	$512.5
2021	$8,476,323	$10,597,836	$5,046,446	$5,759,561	$96.96	$168.40	$(75.2)	$412.5
2020	$765,208	$(4,831,435)	$588,881	$(443,390)	$76.33	$125.18	$(24.1)	$285.3

(1)
Mr. Hager was the PEO for all three years in the table.

(2)
For 2022, Mr. Goodkind, Mr. Strosahl, Mr. Wudi, Ms. Lam, and Ms. Putman were the Other NEOs. For 2021, Ms. Putman, Mr. Strosahl, Mr. Wudi, and Mr. Lendino were the Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

(3)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee for purposes of determining compensation paid to our executive officers is described on page 22.

(4)
The grant date fair value of equity awards included in Compensation Actually Paid to the PEO and Average Compensation Paid to the Other NEOs represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on Jamf’s updated stock price at the respective measurement dates. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
	2022		2021		2020(1)
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$4,319,536	$2,710,211	$8,476,323	$5,046,446	$765,208	$588,881
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(3,750,019)	(2,244,621)	(7,690,776)	(4,506,865)	—	—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,548,673	1,525,540	8,429,250	4,939,616	—	—
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,779,257)	(1,305,463)	—	39,211	(4,630,151)	(854,006)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	19,799,663	2,449,920	1,383,039	241,154	(966,492)	(178,264)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	$20,138,596	$3,135,587	$10,597,836	$5,759,561	$(4,831,435)	$(443,390)

(1)
Prior to our IPO, our Board established the fair value of the shares of common stock underlying our stock-based awards. These estimates were based in part upon valuations provided by third-party firms. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations —  Critical Accounting Policies — Common Stock Valuation” of our Annual Report on Form 10-K for the year ended December 31, 2020 for more information.

Company Selected Measure Name	ARR
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Hager was the PEO for all three years in the table.
(2)
For 2022, Mr. Goodkind, Mr. Strosahl, Mr. Wudi, Ms. Lam, and Ms. Putman were the Other NEOs. For 2021, Ms. Putman, Mr. Strosahl, Mr. Wudi, and Mr. Lendino were the Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

Peer Group Issuers, Footnote [Text Block]
(3)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee for purposes of determining compensation paid to our executive officers is described on page 22.

PEO Total Compensation Amount	$ 4,319,536	$ 8,476,323	$ 765,208
PEO Actually Paid Compensation Amount	$ 20,138,596	10,597,836	(4,831,435)
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
The grant date fair value of equity awards included in Compensation Actually Paid to the PEO and Average Compensation Paid to the Other NEOs represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on Jamf’s updated stock price at the respective measurement dates. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
	2022		2021		2020(1)
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$4,319,536	$2,710,211	$8,476,323	$5,046,446	$765,208	$588,881
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(3,750,019)	(2,244,621)	(7,690,776)	(4,506,865)	—	—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,548,673	1,525,540	8,429,250	4,939,616	—	—
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,779,257)	(1,305,463)	—	39,211	(4,630,151)	(854,006)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	19,799,663	2,449,920	1,383,039	241,154	(966,492)	(178,264)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	$20,138,596	$3,135,587	$10,597,836	$5,759,561	$(4,831,435)	$(443,390)

Non-PEO NEO Average Total Compensation Amount	$ 2,710,211	5,046,446	588,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,135,587	5,759,561	(443,390)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The grant date fair value of equity awards included in Compensation Actually Paid to the PEO and Average Compensation Paid to the Other NEOs represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on Jamf’s updated stock price at the respective measurement dates. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
	2022		2021		2020(1)
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$4,319,536	$2,710,211	$8,476,323	$5,046,446	$765,208	$588,881
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(3,750,019)	(2,244,621)	(7,690,776)	(4,506,865)	—	—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,548,673	1,525,540	8,429,250	4,939,616	—	—
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,779,257)	(1,305,463)	—	39,211	(4,630,151)	(854,006)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	19,799,663	2,449,920	1,383,039	241,154	(966,492)	(178,264)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	$20,138,596	$3,135,587	$10,597,836	$5,759,561	$(4,831,435)	$(443,390)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
2022 Performance Measures
We consider the list below to be Jamf’s most important metrics that link compensation paid to our NEOs, as they are the key metrics that determine the payout of Jamf’s AIP. For more information on the 2022 AIP and actual payouts thereunder for each NEO, see “Compensation Discussion and Analysis — Annual Short-Term Incentive Plan” beginning on page 24 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.
2022 Performance Measures
Total Revenue
ARR
Non-GAAP Operating Income
Diversity & Inclusion

Total Shareholder Return Amount	$ 54.34	96.96	76.33
Peer Group Total Shareholder Return Amount	120.92	168.4	125.18
Net Income (Loss)	$ (141,300,000)	$ (75,200,000)	$ (24,100,000)
Company Selected Measure Amount	512.5	412.5	285.3
PEO Name	Mr. Hager
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ARR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Diversity & Inclusion
PEO [Member] | Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,750,019)	$ (7,690,776)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,548,673	8,429,250
PEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,779,257)		$ (4,630,151)
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,799,663	1,383,039	(966,492)
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,244,621)	(4,506,865)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,525,540	4,939,616
Non-PEO NEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,305,463)	39,211	(854,006)
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,449,920	$ 241,154	$ (178,264)